Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000032270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Large Cap Growth Fund
Without Sales Load [Member] | C000032270
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	11.09%	16.33%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%	12.31%	15.06%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%	13.71%	18.58%